CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Exploration and evaluation expenses	$ 9,456	$ 7,427
Battery Material Plant project expenses	22,944	19,090
General and administrative expenses	22,704	28,674
Operating loss	55,104	55,191
Net financial costs (income)	479	(7,877)
Loss before tax	55,583	47,314
Income tax	400	400
Net loss and comprehensive loss	$ 55,983	$ 47,714
Net loss per share
Loss per share, Basic	$ 0.93	$ 0.86
Loss per share, Diluted	$ 0.93	$ 0.90
Weighted average number of shares outstanding - Basic	60,089,151	55,600,636
Weighted average number of shares outstanding - Diluted	60,089,151	57,052,691